UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2005
                         ---------------

Date of reporting period:  NOVEMBER 30, 2004
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                             VILLERE BALANCED FUND

SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2004 (UNAUDITED)

  SHARES       COMMON STOCKS: 69.2%                               MARKET VALUE
  ------       --------------------                               ------------

               AUTO PARTS & EQUIPMENT: 3.7%
     61,700    Noble International Ltd.                            $ 1,216,169
                                                                   -----------

               BANKS: 5.4%
     30,500    First State Bancorp.                                  1,145,885
     10,400    Wells Fargo & Co.                                       642,408
                                                                   -----------
                                                                     1,788,293
                                                                   -----------

               CHEMICALS 3.0%
     26,500    American Vanguard Corp.                               1,013,625
                                                                   -----------

               COMPUTERS: 7.3%
     75,800    3D Systems Corp.*<F1>                                 1,221,138
     15,000    DST Systems Inc.*<F1>                                   731,250
     24,600    Jack Henry & Associates, Inc.                           474,288
                                                                   -----------
                                                                     2,426,676
                                                                   -----------

               ELECTRONICS: 4.5%
     25,600    Garmin Ltd.                                           1,490,432
                                                                   -----------

               FOOD: 4.4%
    110,400    Cal-Maine Foods, Inc.                                 1,460,371
                                                                   -----------

               HEALTHCARE PRODUCTS: 8.9%
     59,000    Laserscope*<F1>                                       1,918,680
    116,000    Luminex Corp.*<F1>                                    1,045,160
                                                                   -----------
                                                                     2,963,840
                                                                   -----------

               HEALTHCARE SERVICES: 2.5%
     28,000    LabOne, Inc.*<F1>                                       844,200
                                                                   -----------

               LODGING: 2.6%
     38,000    The Marcus Corp.                                        868,300
                                                                   -----------

               OIL & GAS: 8.3%
     78,000    Delta Petroleum Corp.*<F1>                            1,226,940
     31,000    Gulf Island Fabrication, Inc.                           659,370
    100,000    Input/Output, Inc.*<F1>                                 877,000
                                                                   -----------
                                                                     2,763,310
                                                                   -----------

               PHARMACEUTICALS: 4.6%
     21,672    Caremark Rx Inc.*<F1>                                   774,991
     27,200    Pfizer Inc.                                             755,344
                                                                   -----------
                                                                     1,530,335
                                                                   -----------

               RETAIL: 3.8%
     29,000    O'Reilly Automotive, Inc.*<F1>                        1,262,660
                                                                   -----------

               Semiconductors: 4.2%
     33,000    International Rectifier Corp.*<F1>                    1,397,220
                                                                   -----------

               Software: 2.6%
     57,300    EPIQ Systems, Inc.*<F1>                                 858,927
                                                                   -----------


               Transportation: 3.4%
     37,000    Kansas City Southern*<F1>                               629,370
     20,300    Petroleum Helicopters, Inc.*<F1>                        502,425
                                                                   -----------
                                                                     1,131,795
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $18,146,017)                                                23,016,153
                                                                   -----------

 PRINCIPAL
  AMOUNT       CORPORATE BONDS: 26.6%
 ---------     ----------------------

               AEROSPACE/DEFENSE: 1.2%
 $  300,000    General Dynamics Corp., 5.375%, 8/15/2015               312,114
     75,000    McDonnell Douglas Corp., 6.875%, 11/1/2006               79,667
                                                                   -----------
                                                                       391,781
                                                                   -----------

               Auto Manufacturers: 0.6%
    200,000    General Motors Corp., 7.20%, 1/15/2011                  205,889
                                                                   -----------

               Banks: 1.7%
    200,000    Bank of America Corp., 5.95%, 2/15/2006                 204,784
    325,000    Colonial Bank, 8.00%, 3/15/2009                         353,327
                                                                   -----------
                                                                       558,111
                                                                   -----------

               Computers: 0.8%
    250,000    IBM Corp., 4.75%, 11/29/2012                            251,915
                                                                   -----------

               COSMETICS/PERSONAL CARE: 1.3%
    450,000    Procter & Gamble Co., 3.50%, 12/15/2008                 446,009
                                                                   -----------

               DIVERSIFIED FINANCIAL SERVICES: 10.5%
    500,000    Caterpillar Financial Services Corp.,
                 2.625%, 1/30/2007                                     491,941
    150,000    CIT Group Inc., 3.25%, 4/15/2005                        150,174
    750,000    Countrywide Home Loans Inc., 4.00%, 3/22/2011           721,891
     75,000    Ford Motor Credit Co., 5.80%, 1/12/2009                  76,496
    200,000    Goldman Sachs Group Inc., 6.875%, 1/15/2011             223,993
  1,000,000    International Lease Finance Corp.,
                 5.875%, 5/1/2013                                    1,052,482
    500,000    JPMorgan Chase & Co., 4.875%, 3/15/2014                 491,850
    250,000    Merrill Lynch & Co., 6.875%, 11/15/2018                 283,116
                                                                   -----------
                                                                     3,491,943
                                                                   -----------

               FOOD: 2.9%
    400,000    Kraft Foods Inc., 5.25%, 10/1/2013                      406,039
    500,000    McCormick & Co. Inc., 3.35%, 4/15/2009                  483,627
     75,000    Sara Lee Corp., 6.00%, 1/15/2008                         78,866
                                                                   -----------
                                                                       968,532
                                                                   -----------

               INSURANCE: 2.2%
    750,000    Prudential Financial Inc., 5.00%, 1/15/2013             745,948
                                                                   -----------

               OFFICE/BUSINESS EQUIPMENT: 0.1%
     50,000    Pitney Bowes Inc., 5.95%, 2/1/2005                       50,233
                                                                   -----------

               SOFTWARE: 3.0%
  1,000,000    First Data Corp., 4.85%, 10/1/2014                      992,186
                                                                   -----------

               TELECOMMUNICATIONS: 1.3%
    200,000    AT&T Corp., 6.00%, 3/15/2009                            208,250
    200,000    GTE Corp., 6.36%, 4/15/2006                             208,125
                                                                   -----------
                                                                       416,375
                                                                   -----------

               TRANSPORTATION: 1.0%
    125,000    CSX Transportation Inc., 7.77%, 4/1/2010                145,932
    200,000    International Shipholding Corp., 7.75%, 10/15/2007      201,250
                                                                   -----------
                                                                       347,182
                                                                   -----------

TOTAL CORPORATE BONDS
  (cost $8,741,341)                                                  8,866,104
                                                                   -----------

  Shares       SHORT-TERM INVESTMENT: 8.9%
  ------       ---------------------------
               MONEY MARKET INVESTMENT:
  2,957,290    Federated Cash Trust Series II -
                 Treasury Cash Series II
                 (cost $2,957,290)                                   2,957,290
                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES: 104.7%
  (cost $29,844,648)                                                34,839,547
Liabilities in excess of Other Assets: (4.7)%                       (1,552,958)
                                                                   -----------
NET ASSETS:  100%                                                  $33,286,589
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date   January 11, 2005
          -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date   January 11, 2005
          -----------------------------

     By (Signature and Title) /s/Eric W. Falkeis
                              -----------------------------------
                              Eric W. Falkeis, Treasurer

     Date   January 11, 2005
          -----------------------------

* Print the name and title of each signing officer under his or her signature.